DISCONTINUED OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 13 – DISCONTINUED OPERATIONS

On September 1, 2022, the BOD of the Company authorized the filing of a Chapter 7 proceeding which meets the definition of a discontinued operation. Accordingly, the operating results of PCTI are reported as income from discontinued operations in the unaudited accompanying consolidated financial statements for the three months ended March 31, 2025, and 2024. On October 3, 2022, PCTI filed a Voluntary Petition for Non- Individuals Filing for Bankruptcy. On November 30, 2022, the Trustee filed a Notice of Abandonment of Estate Property, as it is over encumbered by the secured creditors. No objections were filed, and as such the inventory and equipment is now considered abandoned to the secured creditors to do with what they wish. In March 2023, the Trustee declared this a no-asset case and closed the bankruptcy.

There were no operating results from the discontinued operations for the three months ended March 31, 2026, and 2025.There are no assets as of March 31, 2026, and December 31, 2025, as the secured lender has taken possession. Liabilities of discontinued operations are separately reported as of March 31, 2026, and December 31, 2025. All liabilities are classified as current. The following tables present the reconciliation of carrying amounts of the major classes of liabilities of the Company classified as discontinued operations in the consolidated balance sheets at March 31, 2026, and December 31, 2025:

Current liabilities

	March 31, 2026	December 31, 2025
Accounts payable and accrued liabilities	$445,565	$445,565
Current portion of notes payable	589,246	589,246
Total current liabilities of discontinued operations	$1,034,811	$1,034,811

On May 16, 2022, Huntington National Bank (“Huntington”) filed a Complaint for Confession of Judgment (“COJ”) against Catherine Chis (“Chis”). Chis was the former CEO of PCTI and a Guarantor on Huntington’s Letter of Credit financing (“LOC”) and a Term Loan (“Term Loan”). The Chis COJ for the LOC was for $352,415 and accrues per diem interest of $63.65, and the Chis COJ for the Term Loan was for $141,415 and accrues per diem interest of $28.60. On June 24, 2022, Huntington filed a COJ against Power Conversion Technologies, Inc (“PCTI”). The PCTI COJ for the LOC was for $354,774 and accrues per diem interest of $63.65 and the PCTI COJ for the LOC was for $142,473 and accrues per diem interest of $28.60. On July 20, 2022, Huntington assigned the PCTI judgment against PCTI to Meraki Advisors, LLC. (“Meraki”). The Company’s understanding is Meraki is a Pennsylvania limited liability company, controlled by Chis.

Included in the Current portion of notes payable are the principal balances of Huntington’s LOC of $344,166 and Term Loan of $134,681. Accrued interest and fees on the LOC and Term Loan debt $54,256 is included in accounts payable and accrued liabilities.

NOTE 13 – DISCONTINUED OPERATIONS

On September 1, 2022, the BOD of the Company authorized the filing of a Chapter 7 proceeding which meets the definition of a discontinued operation. Accordingly, the operating results of PCTI are reported as income from discontinued operations in the accompanying consolidated financial statements for the years ended December 31, 2025, and 2024. On October 3, 2022, PCTI filed a Voluntary Petition for Non- Individuals Filing for Bankruptcy. On November 30, 2022, the Trustee filed a Notice of Abandonment of Estate Property, as it is over encumbered by the secured creditors. No objections were filed, and as such the inventory and equipment is now considered abandoned to the secured creditors to do with what they wish. In March 2023, the Trustee declared this a no-asset case and closed the bankruptcy.

The results of operations of this component, for all periods, are separately reported as “discontinued operations”. A reconciliation of the major classes of line items constituting the income (loss) from discontinued operations, net of income taxes as is presented in the Consolidated Statements of Operations for the years ended December 31, 2025, and 2024 are summarized below:

	Year ended December 31,
	2025	2024
Revenues	$-	$3,573
Cost of goods sold	-	-
Gross profit	-	3,573
Operating expenses	-	-
Income from discontinued operations	$-	$3,573

There are no assets as of December 31, 2025, and 2024, as the secured lender has taken possession. Liabilities of discontinued operations are separately reported as of December 31, 2025, and 2024. All liabilities are classified as current. The following tables present the reconciliation of carrying amounts of the major classes of liabilities of the Company classified as discontinued operations in the consolidated balance sheets at December 31, 2025, and 2024:

Current liabilities

	December 31, 2025	December 31, 2024
Accounts payable and accrued liabilities	$445,565	$445,565
Current portion of notes payable	589,246	589,246
Total current liabilities of discontinued operations	$1,034,811	$1,034,811

On May 16, 2022, Huntington National Bank (“Huntington”) filed a Complaint for Confession of Judgment (“COJ”) against Catherine Chis (“Chis”). Chis was the former CEO of PCTI and a Guarantor on Huntington’s Letter of Credit financing (“LOC”) and a Term Loan (“Term Loan”). The Chis COJ for the LOC was for $352,415 and accrues per diem interest of $63.65, and the Chis COJ for the Term Loan was for $141,415 and accrues per diem interest of $28.60. On June 24, 2022, Huntington filed a COJ against Power Conversion Technologies, Inc (“PCTI”). The PCTI COJ for the LOC was for $354,774 and accrues per diem interest of $63.65 and the PCTI COJ for the LOC was for $142,473 and accrues per diem interest of $28.60. On July 20, 2022, Huntington assigned the PCTI judgment against PCTI to Meraki Advisors, LLC. (“Meraki”). The Company’s understanding is Meraki is a Pennsylvania limited liability company, controlled by Chis.

Included in the Current portion of notes payable are the principal balances of Huntington’s LOC of $344,166 and Term Loan of $134,681. Accrued interest and fees on the LOC and Term Loan debt $54,256 is included in accounts payable and accrued liabilities.